Consolidated Statements of Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Preferred Stock	Common Stock SPA	Common Stock	Additional Paid-in Capital SPA	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	SPA	Total
Balance at Dec. 31, 2022					$ 627,936	$ (624,187)	$ (88)		$ 3,661
Balance (in shares) at Dec. 31, 2022	95,388		359
Changes in Stockholders' (Deficit) Equity
Net loss						(11,387)			(11,387)
Issuance of common stock pursuant to reverse stock split (in shares)			33
Stock-based compensation expense, net					766				766
Common stock purchased					10,140				10,140
Common stock purchased (in shares)			2,239
Equity issuance costs					(653)				(653)
Issuance of stock from RSUs (in shares)			2
Institutional exercise of warrants					4,136				4,136
Institutional exercise of warrants (in shares)			13,566
Balance at Dec. 31, 2023					642,325	(635,574)	(88)		6,663
Balance (in shares) at Dec. 31, 2023	95,388		16,199
Changes in Stockholders' (Deficit) Equity
Net loss						(2,193)			(2,193)
Other comprehensive income, net of tax							(8)		(8)
Stock-based compensation expense, net					72				72
Issuance of stock from RSUs (in shares)			3
Balance at Mar. 31, 2024					642,397	(637,767)	(96)		4,534
Balance (in shares) at Mar. 31, 2024	95,388		16,202
Balance at Dec. 31, 2023					642,325	(635,574)	(88)		6,663
Balance (in shares) at Dec. 31, 2023	95,388		16,199
Changes in Stockholders' (Deficit) Equity
Net loss						(7,130)			(7,130)
Other comprehensive income, net of tax							(16)		(16)
Issuance of common stock pursuant to reverse stock split (in shares)			7,933
Stock-based compensation expense, net					184				184
Common stock purchased				$ 22				$ 22
Common stock purchased (in shares)		1,012
Issuance of stock from RSUs (in shares)			1
Institutional exercise of warrants					24				24
Institutional exercise of warrants (in shares)			4,090
Balance at Dec. 31, 2024					642,555	(642,704)	(104)		(253)
Balance (in shares) at Dec. 31, 2024	95,388		29,235
Changes in Stockholders' (Deficit) Equity
Net loss						1,474			1,474
Other comprehensive income, net of tax							(6)		(6)
Stock-based compensation expense, net					15				15
Balance at Mar. 31, 2025					$ 642,570	$ (641,230)	$ (110)		$ 1,230
Balance (in shares) at Mar. 31, 2025	95,388		133,081